PERSONNEL EXPENSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs	$ 36,288	$ 38,002	$ 37,351
Total share based payments, inclusive of amounts capitalised	$ 839	$ 1,607	$ 1,109